Auditor's remuneration (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Audit fees	£ 9	£ 10	£ 8
KPMG
Disclosure of products and services [line items]
Audit fees	52	50	45
Tax fees
Other services	1	1	1
Audit-related fees
Disclosure of products and services [line items]
Other services	10	9	9
Audit-related fees | KPMG
Disclosure of products and services [line items]
Audit fees	£ 6	£ 5	£ 5